                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21857
                                   ---------------------------------------------

             Morgan Stanley Opportunistic Municipal High Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     522 Fifth Avenue, New York, New York                        10036
--------------------------------------------------------------------------------
   (Address of principal executive offices)                    (Zip code)

                               Amy Doberman, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                   ------------------------

Date of fiscal year end:
                        --------------------

Date of reporting period: 7/1/06 - 6/30/07
                         ------------------

  ******************************* FORM N-Px REPORT ***************************

                           ICA File Number: 811-21857
                    Reporting Period: 07/01/2006 - 06/30/2007
             Morgan Stanley Opportunistic Municipal High Income Fund

           =================== MORGAN STANLEY OPPORTUNISTIC MUNICIPAL
              HIGH INCOME FUND==================================

    "The Registrant held no securities during the period July 1, 2006 through
       June 30, 2007 which required proxy votes and therefore there are no voting records to report."

                            ========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     Morgan Stanley Opportunistic Municipal High Income Fund
               -----------------------------------------------------------------

By (Signature and Title):
                                      /s/ Ronald E. Robison

                President and Principal Executive Officer - Office of the Funds
               -----------------------------------------------------------------

Date        August 28, 2007
       -------------------------------------------------------------------------

                                        2